Darin Smith
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

March 7, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-8629

Re:	Equitable Financial Life Insurance Company of America

Initial Registration Statement on Form N-4

Structured Capital Strategies® Premier

CIK: 0002038891

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing pursuant to Securities Act of 1933 (“1933 Act”), the above-referenced Registration Statement.

This Registration Statement relates to a new version of the Structured Capital Strategies PLUS® 21 variable and index-linked deferred annuity contract to be issued by Equitable America. The contract will be offered and sold through both Equitable America’s wholesale distribution channel and its retail distribution channel. To this end, the distributors of the Structured Capital Strategies® contracts are Equitable Distributors, LLC and Equitable Advisors, Inc., both of which are affiliates of Equitable America.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Capital Strategies® design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies PLUS® 21 Registration Statement as recently as May 1, 2024.

The principal differences between the new version of Structured Capital Strategies® Premier (“Structured Capital Strategies® Premier”) and the current version (“Structured Capital Strategies PLUS® 21”) are outlined below. Structured Capital Strategies PLUS® 21 is covered by Equitable America’s Form N-4 Registration Statement File No. 333-265026 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Structured Capital Strategies® Premier will replace Structured Capital Strategies PLUS® 21 for new offers and sales.

The principal differences between Structured Capital Strategies® Premier and Structured Capital Strategies PLUS® 21 are as follows:

•	There are no variable investment options and a fixed account option is used for the Segment Type holding accounts.

•	The Loss Limiter Segment Option is not offered and certain Indices are not offered.

•	A customer activated Performance Auto Lock service offered.

•	A contract fee has been added.

•	Two new segment options (Dual Step Tier and Best Entry) have been added.

Financial statements, exhibits, and other financial information will be provided in a subsequent pre-effective amendment.

We would like to have Structured Capital Strategies® Premier effective by June 25, 2025. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before April 25, 2025, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best regards,

/s/ Darin Smith
Darin Smith